Long-term investments and notes receivable (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Investments and Notes Receivable

Long-term investments and notes receivable consist of the following:

	2012	2011
Red Lily Senior loan, interest at 6.31% (a)	$11,588	$13,000
Red Lily Subordinated loan, interest at 12.5% (a)	6,565	6,565
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.	4,926	4,926
25% of Class B non-voting shares of Cochrane Power Corporation	4,669	5,382
45% interest in the Algonquin Power (Rattle Brook) Partnership	3,884	3,784
Chapais Énergie, Société en Commandite interest at 10.789% and 4.91%, respectively	2,448	2,913
Silverleaf resorts loan, interest at 15.48% maturing July 2020	2,010	2,056
50% interest in the Valley Power Partnership	1,767	1,676
Other	326	—

	38,183	40,302
Less: current portion	(537)	(482)

Total long term investments and notes receivable	$37,646	$39,820